Selected critical accounting policies	6 Months Ended
Jun. 30, 2019
Selected critical accounting policies [abstract]
Disclosure of significant accounting policies [text block]
2. Selected critical accounting policies
The Group’s principal accounting policies are set out in Note 1 to the Consolidated Financial Statements in the 2018 Annual Report and conform with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.
The presentation of financial statements requires management to make subjective and complex judgments that affect the reported amounts. Because of the inherent uncertainties, actual outcomes and results may differ from management’s assumptions and estimates.
As disclosed in the 2018 Annual Report, goodwill, and acquired In-Process Research & Development projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever an event or decision occurs that raises concern about their balance sheet carrying value. The amount of goodwill and other intangible assets on the Group’s consolidated balance sheet has risen significantly in recent years, primarily from acquisitions. Impairment testing may lead to potentially significant impairment charges in the future that could have a materially adverse impact on the Group’s results of operations and financial condition.
During the first quarter of 2019, at the Annual General Meeting (AGM) of Novartis AG shareholders, held on February 28, 2019, the Novartis AG shareholders approved a special distribution by way of a dividend in kind to effect the spin-off of Alcon Inc. The shareholder approval required the recognition of a distribution liability at the fair value of the Alcon business to be distributed to Novartis AG shareholders. This required the use of valuation techniques for purposes of impairment testing of the Alcon business’ assets to be distributed and for the measurement of the fair value of the distribution liability. These valuations required the use of management assumptions and estimates related to the Alcon business’ future cash flows, market multiples to estimate day one market value and control premiums to apply in estimating the Alcon business fair value. These fair value measurements are classified as “Level 3” in the fair value hierarchy. Note 1 and Note 11 to the Consolidated Financial Statements in the 2018 Annual Report provide additional information on key assumptions that are highly sensitive in the estimation of fair values using valuation techniques. Due to these factors and inherent uncertainties in the use of estimates, actual outcomes and results could vary significantly.
The February 28, 2019, shareholder approval for the spin-off required the Alcon Division and selected portions of Corporate activities attributable to Alcon’s business (the “Alcon business”) to be reported as discontinued operations. Refer to Note 3 and Note 11 for further details.
Transaction costs recorded in Equity
Transaction costs that are directly attributable to the distribution (spin-off) of the Alcon business to the Novartis AG shareholders, and that would otherwise have been avoided, are recorded as a deduction from equity.
Non-current assets held for sale or held for distribution to owners
Non-current assets are classified as assets held for sale or related to discontinued operations when their carrying amount is to be recovered principally through a sale transaction or distribution to owners and a sale or distribution to owners is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell with any resulting impairment recognized. Assets related to discontinued operations and assets of disposal group held for sale are not depreciated or amortized.
Distribution liability
The distribution liability was recorded at the date of shareholder approval for the distribution of the business assets to the shareholders. The Group has elected to measure the distribution liability at the fair value of the business assets taken as a whole to be distributed to shareholders. As a result, the distribution liability was recognized based on the fair value of the Alcon business. The distribution liability was recognized through a reduction in retained earnings. It is adjusted at each balance sheet date for changes in its estimated fair value, up to the date of the distribution to shareholders through retained earnings. Any resulting impairment of the business assets to be distributed is recognized in the consolidated income statements in “Other expense” of discontinued operations, at the date of initial recognition of the distribution liability or at subsequent dates resulting from changes of the distribution liability valuation. At the distribution settlement date, any resulting gain, which is measured as the excess amount of the distribution liability over the then carrying value of the assets of the business distributed, is recognized on the line “Gain on distribution of Alcon Inc. to Novartis AG shareholders” in the income statement of discontinued operations.
New IFRS standards effective as of January 1, 2019
IFRS 16 LEASES
IFRS 16 Leases substantially changed the financial statements as the majority of leases for which the company is the lessee became on-balance sheet liabilities with corresponding right-of-use assets also recognized on the balance sheet. The lease liability reflects the net present value of the remaining lease payments, and the right-of-use asset corresponds to the lease liability, adjusted for payments made before the commencement date, lease incentives and other items related to the lease agreement. The standard replaces IAS 17 Leases.
Upon adoption of the new standard, a portion of the annual operating lease costs, which was previously fully recognized as a functional expense, is recorded as interest expense. In addition, the portion of the lease payments which represents the reduction of the lease liability is recognized in the cash flow statement as an outflow from financing activities, which was previously fully recognized as an outflow from operating activities. Given the leases involved and the current low interest rate environment, these effects are not significant to the presentation of our consolidated income statement as well as consolidated cash flows from operating activities and from financing activities.
The Group implemented the new standard on January 1, 2019, and applied the modified retrospective method, with right-of-use assets measured at an amount equal to the lease liability, adjusted by the amount of the prepaid or accrued lease payments relating to those leases recognized in the balance sheet immediately before the date of initial application and will not restate prior years.
Results of our impact assessment:
The undiscounted operating lease commitments as of December 31, 2018, disclosed in Note 27 to the Consolidated Financial Statements in the Annual Report 2018, amounted to USD 3.6 billion. This includes approximately USD 0.1 billion of leases with a commencement date in 2019 and short-term leases, as well as low-value leases that are recognized from January 1, 2019, upon adoption of IFRS 16, on a straight-line basis as expense in profit and loss. This also includes USD 0.2 billion lease commitments related to the Alcon Division, which is attributable to discontinued operation in 2019. For the remaining lease commitments attributable to continuing operations of USD 3.3 billion, the Group recognized on January 1, 2019, lease liabilities of USD 1.74 billion and right-of-use assets USD 1.55 billion (after adjustments for the USD 0.18 billion prepayments and accrued lease payments recognized as at December 31, 2018). For the lease commitments attributable to discontinued operations, the Group recognized on January 1, 2019, lease liabilities and right-of-use assets of USD 0.2 billion. This does not include the discontinued operations right-of-use assets and lease liability on finance lease agreements of USD 75 million and USD 89 million, respectively. There was an insignificant impact to retained earnings upon adoption of IFRS 16 of USD 3 million that arose from subleases that were accounted for as operating lease agreements under IAS 17 and are accounted for as finance leases under IFRS 16.
As a lessor, the Group had no significant impact upon adoption.
For further information on the impact of adoption and additional disclosures of IFRS 16 Leases, see Note 6.
The Group has updated accounting policies, effective January 1, 2019, upon adoption of IFRS 16 – Leases are as follows:
Leases
As lessee, the Group assesses whether a contract contains a lease at inception of a contract. The Group recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases. For these short-term and low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
The lease liability is initially measured at the present value of the future lease payments as from the commencement date of the lease. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the Novartis incremental borrowing rate in the respective markets.
The right-of-use assets are initially recognized on the balance sheet at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred by Novartis, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.